Offerings	Aug. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Common Stock, $0.0001 par value Class A Ordinary Common Stock, $0.0001 par value
Amount Registered | shares	3,520
Proposed Maximum Offering Price per Unit	55.215
Maximum Aggregate Offering Price	$ 194,356.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 26.85
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. For the 8,021,282 shares of Class A Ordinary Common Stock registered on Form S-1 filed with the SEC on August 12, 2026, the Company used share price of $51.285 as the Maximum Price per Unit which was the the average of the high and low reported sales prices of the registrant's common stock on the Nasdaq Capital Market on August 7, 2026 for purposes of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act. For the additional 3,520 shares of Class A Ordinary Common Stock registered on the Amendment No. 1 to Form S-1 filed with the SEC on August 18, 2026 the Company used a share price of $55.215 as the Maximum Price per Unit which was the the average of the high and low reported sales prices of the registrant's common stock on the Nasdaq Capital Market on August 7, 2026 for purposes of Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act..
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Common Stock, 0.0001 par value
Amount Registered | shares	8,021,282
Proposed Maximum Offering Price per Unit	51.285
Maximum Aggregate Offering Price	$ 411,371,447.37
Amount of Registration Fee	$ 56,810.40
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. For the 8,021,282 shares of Class A Ordinary Common Stock registered on Form S-1 filed with the SEC on August 12, 2026, the Company used share price of $51.285 as the Maximum Price per Unit which was the the average of the high and low reported sales prices of the registrant's common stock on the Nasdaq Capital Market on August 7, 2026 for purposes of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act. For the additional 3,520 shares of Class A Ordinary Common Stock registered on the Amendment No. 1 to Form S-1 filed with the SEC on August 18, 2026 the Company used a share price of $55.215 as the Maximum Price per Unit which was the the average of the high and low reported sales prices of the registrant's common stock on the Nasdaq Capital Market on August 7, 2026 for purposes of Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act..